Other Expenses (Components of Other Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Expenses [Abstract]
Travel, entertainment, training and recruiting	$ 608	$ 589
Director fees	367	259
Insurance	335	339
Stationery and supplies	271	237
Retail losses	4	142
Other	282	332
Total other expenses	$ 1,867	$ 1,898